Property, plant and equipment, net	12 Months Ended
Sep. 30, 2022
Property, plant and equipment, net
Property, plant and equipment, net

Note 8 - Property, plant and equipment, net

Property, plant and equipment from the Company’s continuing operations, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	September 30,	September 30,
	2022	2021
Plant, machinery and equipment	$64,449	$70,113
Transportation equipment	49,241	54,362
Office equipment	20,254	21,474
Subtotal	133,944	145,949
Accumulated depreciation	(89,076)	(66,467)
Total	$44,868	$79,482

Depreciation expense was $32,303, $22,332 and $22,474 for the years ended September 30, 2022, 2021 and 2020, respectively.

On September 27, 2021, Farmmi Supply Chain entered into an acquisition agreement with Ganzhou Tengguang Agriculture and Forestry Development Co., Ltd., a third party, to acquire all the shares of Jiangxi Xiangbo for a total price of RMB70 million ($11 million) based on the Company’s strategy to expand its forest related business. The acquisition closed on October 25, 2021 when the Company obtained 100% of its equity interest.